Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cumulative translation adjustment, tax	$ 376	$ 51	$ 1,047
Other comprehensive income, tax	3,444	17,443	5,136
Unrealized loss on cash flow hedges, tax	627
Cash dividends	$ 0.14	$ 0.125	$ 0.12
Treasury stock acquired	1,105,848	403,347
Shares, stock options exercised	197,480	59,263	17,500
Restricted stock issued	275,492	213,287	286,129
Common Stock
Shares, stock options exercised	197,480	59,263	17,500
Restricted stock issued	275,492	213,287	286,129
Additional Contributed Capital
Shares, stock options exercised	197,480
Restricted stock issued	275,492	213,287	286,129
Retained Earnings
Cash dividends	$ 0.14	$ 0.125	$ 0.12
Accumulated Other Comprehensive Earnings/ (Loss)
Cumulative translation adjustment, tax	376	51	1,047
Unrealized loss on cash flow hedges, tax	$ 627
Treasury Stock
Treasury stock acquired	1,105,848	403,347